OTHER RECEIVABLES, PREPAID EXPENSES AND ACCRUED INCOME	12 Months Ended
Dec. 31, 2012
OTHER RECEIVABLES, PREPAID EXPENSES AND ACCRUED INCOME [Abstract]
OTHER RECEIVABLES, PREPAID EXPENSES AND ACCRUED INCOME

15.	OTHER RECEIVABLES, PREPAID EXPENSES AND ACCRUED INCOME

(in thousands of $)	2012	2011
Prepaid expenses	1,318	3,219
Other receivables	3,991	1,243
Accrued interest income	—	373
	5,309	4,835